Fees Summary	Sep. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 219,937,500.00
Previously Paid Amount	0.00
Total Fee Amount	33,672.43
Total Offset Amount	0.00
Net Fee	$ 33,672.43